Condensed Consolidated Statements Of Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	34,673					34,673
Currency translation adjustment	277				277
Currency impact of long term funding	3,040				3,040
Tax on currency impact of long term funding	(379)				(379)
Unrealized capital gain - investments	784				784
Total comprehensive income	38,395				3,722	34,673
Exercise of share options (in shares)		410,071
Exercise of share options	5,287	32	5,255
Issue of ordinary shares
Share issuance costs	(76)		(76)
Non-cash stock compensation expense	8,834		8,834
Share repurchase programme, shares		(738,341)
Share repurchase programme	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Tax benefit on exercise of options	852		852
Ending Balance at Sep. 30, 2012	$ 719,041	$ 5,031	$ 226,414	$ 100	$ (12,724)	$ 500,220
Ending Balance (in shares) at Sep. 30, 2012		59,807,333